WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 53.4%
FHLMC - 13.3%
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/45	$487,662	$548,492	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46-6/1/48	13,559,432	14,699,636
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	8/1/48-7/1/49	596,379	652,542
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/48-3/1/50	540,554	592,745
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	7/1/49-7/1/50	15,533,913	16,678,231
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	2/1/50	83,213	89,577
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	8/1/33-2/1/42	627,349	720,961
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33-3/1/47	17,389,042	18,868,139
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	6,824	7,982
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/43-9/1/48	12,500,389	13,551,622
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	3/1/46- 4/1/49	5,108,914	5,627,594
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-9/1/48	34,442,831	37,148,128

Total FHLMC				109,185,649

FNMA - 30.1%
Federal National Mortgage Association (FNMA)	2.740%	7/1/27	7,776,087	8,594,606
Federal National Mortgage Association (FNMA)	3.326%	1/1/28	8,457,028	8,874,196	(b)
Federal National Mortgage Association (FNMA)	2.500%	6/1/28	172,983	181,879
Federal National Mortgage Association (FNMA)	3.790%	8/1/28	4,700,000	5,417,289
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	147,049	159,853
Federal National Mortgage Association (FNMA)	8.500%	10/1/30	31,699	35,700
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	700,000	786,947
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	1,196,390	1,359,269	(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	1

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.000%	12/1/36-4/1/50	$26,961,234	$28,775,128
Federal National Mortgage Association (FNMA)	3.500%	12/1/37-3/1/57	54,537,802	59,038,921
Federal National Mortgage Association (FNMA)	5.000%	10/1/41-3/1/50	16,096,251	18,169,665
Federal National Mortgage Association (FNMA)	4.000%	5/1/42-10/1/49	41,323,322	44,785,485
Federal National Mortgage Association (FNMA)	4.500%	10/1/45-9/1/57	32,047,594	35,516,687
Federal National Mortgage Association (FNMA)	3.500%	4/1/48-8/1/49	6,518,400	7,022,692	(a)
Federal National Mortgage Association (FNMA)	4.500%	7/1/49-8/1/49	1,833,635	2,004,136	(a)
Federal National Mortgage Association (FNMA)	3.000%	10/1/49-9/1/50	9,076,601	9,636,230	(a)
Federal National Mortgage Association (FNMA)	2.000%	10/1/50	16,970,000	17,546,715	(c)

Total FNMA				247,905,398

GNMA - 10.0%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	18,674	20,691
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	73,244	78,396
Government National Mortgage Association (GNMA)	6.000%	11/15/32	387,722	442,666
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	714,374	804,804
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	1,148,224	1,205,445
Government National Mortgage Association (GNMA)	3.500%	6/15/48-6/15/50	5,376,163	5,708,627
Government National Mortgage Association (GNMA)	4.000%	3/15/50	189,205	200,108
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	11,508,626	12,414,122
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	148,393	156,128
Government National Mortgage Association (GNMA) II	4.000%	7/20/47-8/20/50	22,402,420	24,460,126

See Notes to Schedule of Investments.

2	Western Asset Mortgage Total Return Fund 2020 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	3.500%	9/20/47	$780,068	$832,738	(a)
Government National Mortgage Association (GNMA) II	4.500%	5/20/48-7/20/50	11,097,009	12,069,219
Government National Mortgage Association (GNMA) II	5.000%	10/20/48-1/20/49	7,463,642	8,120,151
Government National Mortgage Association (GNMA) II	2.000%	10/1/50	5,900,000	6,130,008	(c)
Government National Mortgage Association (GNMA) II	2.500%	10/1/50	6,400,000	6,721,750	(c)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.797%)	1.971%	6/20/60	2,583,930	2,717,621	(b)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.089%)	1.258%	8/20/58	56,244	56,887	(b)

Total GNMA				82,139,487

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $424,404,437)				439,230,534

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 39.6%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	0.748%	1/25/36	195,207	181,383	(b)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	0.356%	7/20/46	125,557	95,302	(b)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	6.015%	8/10/45	4,118,956	1,815,903	(b)(e)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	0.418%	9/29/36	5,622,873	4,907,312	(b)(e)
BCAP LLC Trust, 2015-RR2 25A1	0.385%	10/28/36	34,664	34,721	(b)(e)
Benchmark Mortgage Trust, 2020-IG3 C	3.387%	9/15/48	2,000,000	1,961,796	(b)(e)
BHMS Mortgage Trust, 2018-ATLS C (1 mo. USD LIBOR + 1.900%)	2.052%	7/15/35	2,250,000	2,055,014	(b)(e)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	6.789%	7/10/21	1,070,000	855,445	(b)(e)
BX Trust, 2019-OC11 E	4.075%	12/9/41	2,500,000	2,330,084	(b)(e)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	2,596,639	1,156,318
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	183,669	194,109
CSMC Trust, 2014-USA C	4.336%	9/15/37	2,500,000	2,161,968	(e)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	7.502%	7/15/32	3,000,000	1,868,427	(b)(e)
CSMC Trust, 2017-RPL3 B3	4.778%	8/1/57	3,342,422	3,358,723	(b)(e)
CSMC Trust, 2019-RIO B	6.889%	12/15/21	7,500,000	6,906,519	(e)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	3

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
CSWF, 2018-TOP E (1 mo. USD LIBOR + 2.250%)	2.402%	8/15/35	$1,600,000	$1,473,846	(b)(e)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,900,000	1,360,216	(e)
Deephaven Residential Mortgage Trust, 2020-2 A3	2.856%	5/25/65	3,140,000	3,159,939	(e)
EverBank Mortgage Loan Trust, 2018-1 AX1, IO	0.127%	2/25/48	206,082,501	517,597	(b)(e)
EverBank Mortgage Loan Trust, 2018-1 B4	3.627%	2/25/48	2,519,661	1,739,922	(b)(e)
EverBank Mortgage Loan Trust, 2018-1 B5	3.627%	2/25/48	2,292,066	1,086,641	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K063 X1, IO	0.421%	1/25/27	64,624,104	1,069,955	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-1510 X1, IO	0.637%	1/25/34	40,051,779	2,017,328	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-1516 X1, IO	1.631%	5/25/35	11,242,522	1,911,338	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	677,308	809,787
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	83,056	93,309
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3027 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.998%	5/15/29	42,012	5,853	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3265 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.140%)	5.988%	1/15/37	44,997	8,409	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3397 GS, IO (-1.000 x 1 mo. USD LIBOR + 7.000%)	6.848%	12/15/37	474,344	112,384	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.798%	10/15/41	610,392	108,844	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3960 SJ, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.498%	8/15/40	444,709	22,779	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3966 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.900%)	5.748%	12/15/41	1,777,527	316,144	(b)

See Notes to Schedule of Investments.

4	Western Asset Mortgage Total Return Fund 2020 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4048 IK, IO	3.000%	5/15/27	$395,497	$23,593
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4077 TO, PO	0.000%	5/15/41	2,923,518	2,798,259
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	1,411,597	76,893
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	3,529,541	351,636
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4134 IM, IO, PAC	3.500%	11/15/42	5,566,118	595,471
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4143 AZ	2.000%	12/15/42	1,232,349	1,170,181
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	2,227,776	200,104
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	3,331,322	326,565
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	3,841,082	247,291
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.098%	9/15/42	1,156,553	178,759	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	11,261,430	11,386,201
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4403 IG, IO	3.500%	7/15/32	1,922,777	91,372
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4700 QI, IO	3.500%	7/15/44	6,885,959	232,703
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4715 JS, IO (-1 x 1 mo. USD LIBOR + 6.150%)	5.998%	8/15/47	2,526,918	480,394	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4759 MI, IO	4.000%	9/15/45	2,313,325	171,209
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4808 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.048%	7/15/48	2,706,481	528,472	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	1,259,844	1,313,742
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4856 IO, IO	5.000%	1/15/49	2,899,880	508,867

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	5

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4882 S, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.898%	5/15/49	$4,808,602	$733,039	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4915 SG, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.898%	9/25/49	8,976,788	1,853,324	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4921 SN, IO (-1 x 1 mo. USD LIBOR + 6.050%)	5.898%	10/25/49	5,391,628	867,823	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4931 DZ	2.500%	11/25/49	3,090,957	3,259,224
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4962 SP, IO (-1 x 1 mo. USD LIBOR + 6.050%)	5.898%	3/25/50	4,282,342	744,008	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4988 AZ	2.000%	7/25/50	5,628,047	5,749,748
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 QI, IO	2.500%	7/25/50	17,339,746	1,897,440
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 IB, IO	2.500%	7/25/50	7,621,588	975,094
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 UI, IO	2.500%	7/25/50	6,362,508	849,032
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,466,819	388,558	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	0.776%	9/25/55	10,569,762	998,618	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	72,665,816	284,705	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	8,091,069	947,729	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	0.000%	8/25/56	17,633,068	1,757,488	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	426,758,207	1,246,561	(b)(e)

See Notes to Schedule of Investments.

6	Western Asset Mortgage Total Return Fund 2020 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	$4,900,000	$4,816,366	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 312 S1, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.798%	9/15/43	2,589,378	535,463	(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	5,614,161	5,104,800
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	3.033%	2/15/38	520,400	30,421	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	10.898%	3/25/25	5,907,260	6,472,785	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	10.648%	10/25/28	2,385,867	2,762,724	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	10.148%	7/25/29	2,532,101	2,322,673	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	3.898%	4/25/43	3,550,000	3,352,718	(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	11.898%	4/25/43	5,049,343	4,948,906	(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	10.398%	1/25/29	6,609,797	7,535,787	(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	9.398%	4/25/29	5,759,160	6,221,347	(b)(e)
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	1.168%	6/25/29	20,860,477	1,481,287	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M11 IO, IO	1.895%	12/25/28	7,299,281	866,745	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M16 X1, IO	0.476%	4/25/32	41,730,713	1,600,790	(b)
Federal National Mortgage Association (FNMA) ACES, 2020-M24 X1, IO	1.897%	1/25/37	7,469,875	1,212,858	(b)
Federal National Mortgage Association (FNMA) Multifamily REMIC Trust, 2020-M31 X2, IO	1.355%	12/25/32	23,576,224	2,479,299	(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	7

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	$88,701	$16,834
Federal National Mortgage Association (FNMA) REMIC, 2009-6 KZ	5.000%	2/25/49	450,313	518,390
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.848%	8/25/39	484,426	544,180	(b)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	1,451,704	1,696,602
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	475,930	86,842
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	6.412%	8/25/40	1,242,598	314,380	(b)
Federal National Mortgage Association (FNMA) REMIC, 2010-150 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.530%)	6.382%	1/25/41	937,926	244,271	(b)
Federal National Mortgage Association (FNMA) REMIC, 2011-36 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.520%)	6.372%	1/25/41	3,683,977	888,089	(b)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	261,773	296,060
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KI, IO	4.500%	12/25/25	146,808	2,589
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	11.648%	1/25/38	447,290	613,600	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-14 SL, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	6.402%	12/25/40	3,690,221	371,429	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	257,156	282,262
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	311,812	386,077
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.452%	7/25/42	2,237,646	502,027	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-123 BI, IO	3.500%	11/25/32	1,700,386	156,510
Federal National Mortgage Association (FNMA) REMIC, 2012-135 AI, IO	3.000%	12/25/27	1,813,233	108,192
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	3,979,228	238,120

See Notes to Schedule of Investments.

8	Western Asset Mortgage Total Return Fund 2020 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	$289,661	$352,995
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	2,393,631	2,771,485
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	2.874%	8/25/44	1,383,594	91,388	(b)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	2.622%	8/25/44	2,476,511	145,927	(b)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	2.529%	8/25/44	2,020,045	119,893	(b)
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	10,992,128	1,743,794
Federal National Mortgage Association (FNMA) REMIC, 2018-3 IO, IO	4.000%	2/25/48	9,779,474	1,379,948
Federal National Mortgage Association (FNMA) REMIC, 2018-38 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.102%	6/25/48	11,069,101	2,268,541	(b)
Federal National Mortgage Association (FNMA) REMIC, 2018-54 SA, IO (-1 x 1 mo. USD LIBOR + 6.250%)	6.102%	8/25/48	4,223,179	811,022	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-25 PI, IO	5.000%	5/25/48	2,032,359	399,097
Federal National Mortgage Association (FNMA) REMIC, 2019-33 ZJ	2.750%	7/25/49	2,143,966	2,425,536
Federal National Mortgage Association (FNMA) REMIC, 2019-38 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.875%	7/25/49	9,302,925	1,742,320	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-42 KS, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	7.002%	8/25/49	3,371,669	663,528	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-42 LS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.502%	8/25/49	3,830,691	805,683	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-44 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.902%	8/25/49	4,282,459	827,584	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.902%	8/25/49	4,779,317	835,329	(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	9

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 SE, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.902%	8/25/49	$18,768,330	$3,887,413	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-54 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.902%	9/25/49	4,911,373	770,029	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-57 NS, IO (-1 x 1 mo. USD LIBOR + 6.000%)	5.852%	10/25/49	3,835,135	578,872	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-58 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.852%	10/25/49	5,824,867	921,253	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-59 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.852%	10/25/49	9,552,841	1,517,509	(b)
Federal National Mortgage Association (FNMA) REMIC, 2019-83 QS, IO (-1 x 1 mo. USD LIBOR + 5.950%)	5.802%	1/25/50	55,761,568	10,698,665	(b)
Federal National Mortgage Association (FNMA) REMIC, 2020-26 SA, IO (-1 x 1 mo. USD LIBOR + 5.950%)	5.802%	5/25/50	2,851,854	610,922	(b)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	1,105,509	1,112,171
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	2,391,856	245,000
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	1,084,584	169,275
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	76,478	14,255
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	96,162	16,445
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	69,651	11,791
Federal National Mortgage Association (FNMA) STRIPS, 406 2, IO	4.000%	2/25/41	3,217,940	440,628
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	55,261	10,454
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	43,530	8,315
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	449,239	70,424

See Notes to Schedule of Investments.

10	Western Asset Mortgage Total Return Fund 2020 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 417 C5, IO	3.500%	2/25/43	$5,884,163	$559,827
Federal National Mortgage Association (FNMA) STRIPS, 418 C15, IO	3.500%	8/25/43	12,501,824	1,628,704
Government National Mortgage Association (GNMA), 2004-59 FP (1 mo. USD LIBOR + 0.300%)	0.452%	8/16/34	626,523	626,969	(b)
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.048%	10/16/34	653,410	110,830	(b)
Government National Mortgage Association (GNMA), 2007-17 IB, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.094%	4/20/37	4,043,048	809,588	(b)
Government National Mortgage Association (GNMA), 2007-45 QB, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.444%	7/20/37	617,094	138,402	(b)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. USD LIBOR + 1.150%)	1.306%	11/20/59	580,332	585,530	(b)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.948%	11/16/34	1,506,954	236,954	(b)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.344%	3/20/39	1,388	4	(b)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.324%	4/20/40	8,272	1,729	(b)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	787,398	845,857
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.848%	5/16/40	486,798	95,795	(b)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.494%	1/20/40	13,957	1,213	(b)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	777,684	5,428
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	0.850%	2/20/60	2,033,866	2,046,257	(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	11

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	$100,788	$6,055
Government National Mortgage Association (GNMA), 2011-79 KS, IO (-1 x 1 mo. USD LIBOR + 5.400%)	5.244%	5/20/41	1,795,632	347,514	(b)
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	1,470,530	1,671,172
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	5,492,442	12,583	(b)
Government National Mortgage Association (GNMA), 2011-146 KS, IO (-1 x 1 mo. USD LIBOR + 6.100%)	5.948%	11/16/41	1,488,870	312,283	(b)
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.494%	2/20/41	927,300	147,955	(b)
Government National Mortgage Association (GNMA), 2012-70 IO, IO	0.326%	8/16/52	13,517,774	99,468	(b)
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	4,527,005	300,903
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.837%	9/16/51	7,215,281	304,762	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.145%	9/16/44	223,446	6,936	(b)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.253%	2/16/46	8,311,517	309,908	(b)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	1,517,723	294,114
Government National Mortgage Association (GNMA), 2014-16 IO, IO	0.648%	6/16/55	6,633,483	188,097	(b)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.669%	9/16/55	2,299,678	101,835	(b)
Government National Mortgage Association (GNMA), 2014-60 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.948%	4/16/44	4,354,388	916,847	(b)
Government National Mortgage Association (GNMA), 2014-91 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	5.448%	6/16/44	1,788,676	366,677	(b)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC (-1.000 x 1 mo. USD LIBOR + 5.600%)	5.444%	8/20/44	5,380,156	1,061,060	(b)

See Notes to Schedule of Investments.

12	Western Asset Mortgage Total Return Fund 2020 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	$3,819,402	$555,062
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.894%	4/20/46	3,128,376	593,208	(b)
Government National Mortgage Association (GNMA), 2016-87 IO, IO	0.968%	8/16/58	7,236,782	423,605	(b)
Government National Mortgage Association (GNMA), 2016-156 PB	2.000%	11/20/46	5,417,124	5,510,776
Government National Mortgage Association (GNMA), 2017-19 SE, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.998%	2/16/47	4,366,063	997,263	(b)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.761%	10/16/58	14,048,543	786,215	(b)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	7,239,176	1,374,631
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.742%	7/16/58	1,650,564	89,059	(b)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.636%	3/16/60	5,912,362	296,364	(b)
Government National Mortgage Association (GNMA), 2018-8 S, IO (-1.000 x 1 mo. USD LIBOR + 3.500%)	2.500%	1/20/48	24,388,417	1,558,925	(b)
Government National Mortgage Association (GNMA), 2018-125 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.094%	9/20/48	4,001,749	576,516	(b)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.044%	10/20/48	7,312,483	1,094,849	(b)
Government National Mortgage Association (GNMA), 2019-1 LS, IO (-1 x 1 mo. USD LIBOR + 6.050%)	5.894%	1/20/49	8,111,343	1,483,501	(b)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	1,784,823	1,882,089
Government National Mortgage Association (GNMA), 2019-85 LS, IO (-1.000 x 1 mo. USD LIBOR + 3.290%)	3.134%	7/20/49	34,951,284	3,230,858	(b)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	1,076,908	1,138,308

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	13

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2020-33 SD, IO (-1 x 1 mo. USD LIBOR + 6.150%)	5.994%	7/20/47	$1,765,454	$408,449	(b)
Government National Mortgage Association (GNMA), 2020-36 GS, IO (-1 x 1 mo. USD LIBOR + 6.100%)	5.944%	3/20/50	9,055,164	1,736,577	(b)
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	782,706	132,078
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	293,387	51,196
Government National Mortgage Association (GNMA), 2020-61 CI, IO	4.000%	3/20/50	2,579,241	298,603
Government National Mortgage Association (GNMA), 2020-85 CI, IO	3.500%	4/20/50	2,418,852	276,342
Government National Mortgage Association (GNMA), 2020-116 GI, IO	2.500%	8/20/50	8,993,361	1,188,454
Government National Mortgage Association (GNMA), 2020-122 IM, IO	2.500%	8/20/50	3,094,393	432,484
Government National Mortgage Association (GNMA), 2020-123 EI, IO	2.500%	8/20/50	6,287,879	860,888
Government National Mortgage Association (GNMA), 2020-H02 FG (1 mo. USD LIBOR + 0.600%)	0.755%	1/20/70	3,560,338	3,591,749	(b)
Government National Mortgage Association (GNMA), 2020-H08 BI, IO	1.746%	4/1/70	12,791,731	720,420	(b)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.306%	5/20/70	2,597,437	2,727,018	(b)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.656%	7/20/70	99,565	100,010	(b)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.606%	7/20/70	800,292	801,639	(b)
GS Mortgage Securities Corp. II, 2018-SRP5 D (1 mo. USD LIBOR + 6.000%)	6.152%	9/15/31	5,000,000	3,964,525	(b)(e)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	175,241	121,264
GS Mortgage Securities Trust, 2015-GC34 D	2.979%	10/10/48	2,500,000	1,840,068
GS Mortgage Securities Trust, 2019-GC39 XA, IO	1.294%	5/10/52	45,054,095	3,291,449	(b)

See Notes to Schedule of Investments.

14	Western Asset Mortgage Total Return Fund 2020 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	0.548%	4/25/36	$1,501,971	$1,308,805	(b)(e)
Impac CMB Trust, 2004-10 3A1 (1 mo. USD LIBOR + 0.700%)	0.848%	3/25/35	260,852	252,400	(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.648%	5/25/37	377,540	369,150	(b)(e)
Impac Secured Assets Corp., 2004-4 M5 (1 mo. USD LIBOR + 1.650%)	1.798%	2/25/35	2,053,550	1,628,485	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.068%	2/12/49	862,845	455,496	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.711%	2/15/51	58,261	54,793	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 D (1 mo. USD LIBOR + 4.250%)	4.402%	11/15/31	1,830,000	1,606,254	(b)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.902%	5/15/28	3,220,826	3,180,811	(b)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT C (1 mo. USD LIBOR + 3.800%)	3.952%	7/15/34	2,114,372	1,896,682	(b)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	4.402%	12/15/36	5,020,000	4,190,224	(b)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	6.902%	12/15/36	5,020,000	3,976,369	(b)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFL (1 mo. USD LIBOR + 2.500%)	2.652%	1/16/37	2,790,000	2,507,272	(b)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.152%	1/16/37	2,540,000	2,153,596	(b)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	2,530,000	2,261,524	(b)(e)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	1,732,565	1,851,039	(e)
Magnolia Finance XI DAC, 2019-2 A (1 mo. USD LIBOR + 2.750%)	2.898%	7/31/21	447,765	450,285	(b)(e)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	0.358%	4/25/46	504,409	453,296	(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	15

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1 (1 mo. USD LIBOR + 0.200%)	0.348%	5/25/47	$130,615	$151,671	(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	862,605	506,575	(b)(e)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.467%	12/12/49	64,000	39,104	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.140%)	0.288%	6/25/36	35,882	12,248	(b)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	0.695%	7/26/45	504,576	494,334	(b)(e)
Mortgage Repurchase Agreement Financing Trust, 2020-2 A2 (1 mo. USD LIBOR + 1.750%)	1.906%	5/29/22	1,220,000	1,222,758	(b)(e)
MRCD Mortgage Trust, 2019-PRKC A	4.250%	12/15/36	2,600,000	2,149,020	(b)(e)
Multifamily CAS Trust, 2019-1 M7 (1 mo. USD LIBOR + 1.700%)	1.848%	10/15/49	4,725,875	4,541,275	(b)(e)
Multifamily CAS Trust, 2020-01 CE (1 mo. USD LIBOR + 7.500%)	7.648%	3/25/50	4,500,000	3,867,263	(b)(e)
Multifamily Trust, 2016-1 B	13.246%	4/25/46	1,413,309	1,606,126	(b)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	4,750,000	4,182,977	(b)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	3,150,000	2,570,026	(b)(e)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	910,661	987,208	(b)(e)
NovaStar Mortgage Funding Trust, 2006- MTA1 2A1A (1 mo. USD LIBOR + 0.380%)	0.528%	9/25/46	134,915	129,431	(b)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	2.896%	5/27/23	1,730,014	1,637,356	(b)(e)
Redwood Funding Trust, 2019-1 PT	4.213%	9/27/24	9,212,389	9,299,621	(e)
RETL, 2019-RVP A (1 mo. USD LIBOR + 1.150%)	1.302%	3/15/36	355,436	356,230	(b)(e)
Starwood Retail Property Trust, 2014-STAR C (1 mo. USD LIBOR + 2.750%)	2.902%	11/15/27	2,324,000	535,189	(b)(e)
Starwood Retail Property Trust, 2014-STAR D (1 mo. USD LIBOR + 3.500%)	3.652%	11/15/27	650,000	91,114	(b)(e)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.180%)	0.328%	7/25/46	119,535	101,629	(b)
Structured Asset Securities Corp., 2005-RF3 1A (1 mo. USD LIBOR + 0.350%)	0.498%	6/25/35	207,640	180,542	(b)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.000%)	2.159%	11/11/34	2,223,670	2,000,460	(b)(e)

See Notes to Schedule of Investments.

16	Western Asset Mortgage Total Return Fund 2020 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.180%)	3.339%	11/11/34	$5,646,259	$4,768,054	(b)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 3.952%)	4.111%	11/11/34	3,602,427	2,861,619	(b)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	6.509%	11/11/34	5,670,562	4,092,592	(b)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR + 9.800%)	9.959%	11/11/34	5,670,562	4,014,852	(b)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	1,330,000	90,657	(b)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	1,339,991	71,147	(b)(e)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	3.748%	6/25/33	31,412	31,108	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $342,531,884)				325,874,697

			FACE AMOUNT/ UNITS
ASSET-BACKED SECURITIES - 8.7%
Asset-Backed Securities Corp. Home Equity Loan Trust, 2007-HE1 A4 (1 mo. USD LIBOR + 0.140%)	0.288%	12/25/36	1,903,252	1,828,924	(b)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A C	4.240%	9/22/25	4,200,000	4,315,369	(e)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A C	3.020%	8/20/26	7,700,000	7,350,689	(e)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	1,165,336	1,169,797	(b)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	4,923	4,516	(b)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	0.478%	7/25/36	211,996	203,572	(b)(e)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	0.292%	7/15/36	28,603	27,601	(b)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.168%	8/9/24	4,925,000	4,881,751	(b)(e)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A	5.025%	8/9/24	2,969,849	2,880,754	(e)(f)(g)
CreditShop Credit Card Co. LLC, 2019-1 B (1 mo. USD LIBOR + 6.250%)	6.402%	8/15/24	4,185,148	4,196,686	(b)(e)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	17

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	$1,500,012	$1,555,237	(b)(e)
CSMC Trust, 2017-RPL1 B1	3.063%	7/25/57	4,076,582	3,082,295	(b)(e)
CSMC Trust, 2017-RPL1 B2	3.063%	7/25/57	4,676,961	3,193,943	(b)(e)
CSMC Trust, 2017-RPL1 B3	3.063%	7/25/57	3,976,476	2,190,664	(b)(e)
CSMC Trust, 2017-RPL1 B4	3.063%	7/25/57	4,472,078	756,841	(b)(e)
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	2.048%	10/27/31	361,488	362,849	(b)(e)
Hertz Vehicle Financing II LP, 2015-3A D	5.330%	9/25/21	2,000,000	1,934,110	(e)
Legacy Mortgage Asset Trust, 2019-GS2 A1	3.750%	1/25/59	5,496,762	5,629,960	(e)
Navient Private Education Refi Loan Trust, 2020-A B	3.160%	11/15/68	4,510,000	4,672,576	(e)
Navient Private Education Refi Loan Trust, 2020-BA B	2.770%	1/15/69	5,000,000	5,076,480	(e)
New Century Home Equity Loan Trust, 2003-B M2 (1 mo. USD LIBOR + 2.475%)	2.623%	11/25/33	2,057	2,067	(b)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	0.418%	5/25/36	324,265	321,486	(b)(e)
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	693,628	742,162
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	2,987,118	(e)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	1,393,563	(e)
SMB Private Education Loan Trust, 2020-A B	3.000%	8/15/45	5,000,000	5,102,521	(e)
SoFi Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	600	412,706	(e)
SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	25,000	1,137,397	(e)
SoFi Professional Loan Program Trust, 2020-A BFX	3.120%	5/15/46	3,200,000	3,339,447	(e)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	0.368%	2/25/36	1,376,939	56,531	(b)(e)
TES LLC, 2017-1A B	7.740%	10/20/47	1,000,000	918,360	(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $83,711,192)				71,727,972

			FACE AMOUNT
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%††
U.S. Government Obligations - 0.0%††
U.S. Treasury Notes (Cost - $30,032)	0.375%	4/30/25	30,000	30,182

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $850,677,545)				836,863,385

See Notes to Schedule of Investments.

18	Western Asset Mortgage Total Return Fund 2020 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 4.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $32,535,848)	0.020%	32,535,848	$32,535,848	(h)

TOTAL INVESTMENTS - 105.7% (Cost - $883,213,393)			869,399,233
Liabilities in Excess of Other Assets - (5.7)%			(46,503,051)

TOTAL NET ASSETS - 100.0%			$822,896,182

††	Represents less than 0.1%.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2020, the Fund held TBA securities with a total cost of $30,297,671.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2020, the total market value of investments in Affiliated Companies was $32,535,848 and the cost was $32,535,848 (Note 2).

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar
UST	— United States Treasury

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2020 Quarterly Report	19

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

At September 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	246	12/20	$30,957,353	$31,003,687	$46,334
U.S. Treasury Long-Term Bonds	145	12/20	25,749,727	25,560,781	(188,946)
U.S. Treasury Ultra Long-Term Bonds	249	12/20	55,763,252	55,231,313	(531,939)

					(674,551)

Contracts to Sell:
U.S. Treasury 2-Year Notes	6	12/20	1,325,425	1,325,765	(340)
U.S. Treasury 10-Year Notes	566	12/20	78,889,087	78,974,688	(85,601)
U.S. Treasury Ultra 10-Year Notes	274	12/20	43,926,765	43,818,595	108,170

					22,229

Net unrealized depreciation on open futures contracts					$(652,322)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset Mortgage Total Return Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Total Return Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

21

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

22

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$439,230,534	—	$439,230,534
Collateralized Mortgage Obligations	—	325,874,697	—	325,874,697
Asset-Backed Securities	—	68,847,218	$2,880,754	71,727,972
U.S. Government & Agency Obligations	—	30,182	—	30,182

Total Long-Term Investments	—	833,982,631	2,880,754	836,863,385

Short-Term Investments†	$32,535,848	—	—	32,535,848

Total Investments	$32,535,848	$833,982,631	$2,880,754	$869,399,233

Other Financial Instruments:
Futures Contracts	$154,504	—	—	$154,504

Total	$32,690,352	$833,982,631	$2,880,754	$869,553,737

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$806,826	—	—	$806,826

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2020. The following transactions were effected in such company for the period ended September 30, 2020.

23

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$125,147,581	$354,125,809	354,125,809	$446,737,542	446,737,542	—	$125,459	—	$32,535,848

24